Legacy Class and Institutional Class [Member] Expense Example - Legacy Class and Institutional Class - MERIDIAN GROWTH FUND	Jun. 30, 2026 USD ($)
Legacy Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 98
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,177
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	292
Expense Example, with Redemption, 5 Years	508
Expense Example, with Redemption, 10 Years	$ 1,130